EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

October 30, 2008

Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Growth Trust (the “Registrant”) on behalf of
Eaton Vance Asian Small Companies Fund (the “Fund”)
Post-Effective Amendment No. 101 (1933 Act File No. 2-22019)
Amendment No. 74 (1940 Act File No. 811-1241) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     The Amendment is being filed to reflect a change in the market capitalization of Asian Small Companies (as defined in the current prospectus) and a corresponding change in the Fund’s primary benchmark The Amendment is not being filed on behalf of the other funds contained in the combined prospectus and SAI.

     The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission (the “Commission”) on December 20, 2007 (Accession No. 0000940394-07-002090). The Registrant hereby respectively requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, updated financial and performance information and make any other necessary nonmaterial changes.

     If you have any questions about this filing, please contact the undersigned at (617) 598-8570 or fax (617) 338-8054.

Very truly yours, /s/ Kathryn A. McElroy Kathryn A. McElroy, Esq. Vice President